PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

4.        PROPERTY AND EQUIPMENT, NET

The components of property and equipment are as follows:

	As of December 31,
	2016	2017
Leasehold improvements	$3,748	$4,069
Furniture, fixtures and office equipment	2,345	2,715
Software and IT equipment	2,857	3,088

Property and equipment, gross	8,950	9,872
Less: Accumulated depreciation	(7,879)	(8,952)

Property and equipment, net	$1,071	$920

Depreciation expenses incurred for the years ended December 31, 2015, 2016 and 2017 are $2,118, $1,378 and $764, respectively.